Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of minimum future commitments under noncancelable operating leases having an initial or remaining term in excess of one year

We lease office facilities, sales offices, and various equipment. Minimum future commitments under noncancelable operating leases having an initial or remaining term in excess of one year as of December 31, 2012, are as follows (in thousands):

Years Ended December 31,
2013	$4,127
2014	3,242
2015	2,565
2016	1,059
2017	223
Thereafter	—

$11,216